Reverse Recapitalization - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	May 15, 2024	Dec. 29, 2023	Dec. 31, 2023
Business Acquisition [Line Items]
Gross cash consideration from recapitalization		$ 21,877
Value of shares redeemed and canceled		$ 19,338
Conversion of shares to common stock in connection with reverse merger, shares		58,500,000
Deferred underwriting fees and filing fees		$ 2,345
Initial Public Offering [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		216,298
GRIID
Business Acquisition [Line Items]
Asset Acquisition, Consideration Transferred, Transaction Cost	$ 6,107		$ 3,167
Adit EdTech Sponsor
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		6,900,000
A D E X Merger Sub L L C [Member]
Business Acquisition [Line Items]
Total estimated transaction costs		$ 21,140
Acquisition Recapitalization Costs		$ 2,225